Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for the principal executive officer (“PEO”), and non-PEO named executive officers (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

The amounts set forth below under the headings “Compensation Actually Paid to PEO” for our PEO and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules, and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands) (as restated)
2024	$711,381	$608,771	$397,219	$290,176	$8.87	$(17,246)
2023	$887,932	$639,783	$549,161	$443,255	$13.36	$(25,438)

(1)    We are a smaller reporting company pursuant to Rule 402(v)(8) of the Securities Act of 1933, and as such, we are only required to include information for the past two fiscal years in this table.

(2)      Our PEO reflected in these columns and for each of the applicable fiscal years is Mr. Nattrass.

(3)      In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.

(4)      Our Non-PEO NEOs reflected in these columns are Richard A. Akright and Jason T. Archer.

(5)      The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(6)     The amounts reflected in this column represent the net income (loss) reflected in our audited financial statements for each applicable fiscal year.

(7)    For fiscal years 2024 and 2023, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”) for fiscal years 2023 and 2022, in each case, computed in accordance with Item 402(v) of Regulation S-K reflected below:

Fiscal Year	2024	2023
PEO SCT Total	$711,381	$887,932
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(159,300)	$(296,915)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$125,550	$149,536
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(68,860)	$(100,760)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$—
+ Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid to PEO	$608,771	$639,783

(8)      For fiscal years 2023 and 2022, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT for fiscal years 2023 and 2022, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year	2024	2023
Non-PEO NEO Average SCT Total	$397,219	$549,161
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(117,100)	$(183,081)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$36,619	$76,839
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(26,562)	$(13,664)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$14,000
+ Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid to Non-PEO NEOs	$290,176	$443,255

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote	Our Non-PEO NEOs reflected in these columns are Richard A. Akright and Jason T. Archer.
PEO Total Compensation Amount	$ 711,381	$ 887,932
PEO Actually Paid Compensation Amount	$ 608,771	639,783
Adjustment To PEO Compensation, Footnote	For fiscal years 2024 and 2023, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”) for fiscal years 2023 and 2022, in each case, computed in accordance with Item 402(v) of Regulation S-K reflected below:
Fiscal Year	2024	2023
PEO SCT Total	$711,381	$887,932
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(159,300)	$(296,915)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$125,550	$149,536
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(68,860)	$(100,760)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$—
+ Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid to PEO	$608,771	$639,783

Non-PEO NEO Average Total Compensation Amount	$ 397,219	549,161
Non-PEO NEO Average Compensation Actually Paid Amount	$ 290,176	443,255
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal years 2023 and 2022, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT for fiscal years 2023 and 2022, computed in accordance with Item 402(v) of Regulation S-K:
Fiscal Year	2024	2023
Non-PEO NEO Average SCT Total	$397,219	$549,161
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(117,100)	$(183,081)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$36,619	$76,839
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(26,562)	$(13,664)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$14,000
+ Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid to Non-PEO NEOs	$290,176	$443,255

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The following graph sets forth the relationship between CAP for our PEOs, the average of CAP for our Non-PEO NEOs, and the Company’s net income (loss) over the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 8.87	13.36
Net Income (Loss)	$ (17,246,000)	(25,438,000)
PEO Name	Mr. Nattrass
PEO | Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (159,300)	(296,915)
PEO | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,550	149,536
PEO | Plus Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,860)	(100,760)
PEO | Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Plus Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,100)	(183,081)
Non-PEO NEO | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,619	76,839
Non-PEO NEO | Plus Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,562)	(13,664)
Non-PEO NEO | Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,000
Non-PEO NEO | Plus Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Less Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount